STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

May 1, 2013

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	Dreyfus Manager Funds I
(Registration Nos: 333-106576 and 811-21386)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the "Fund"), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 25 ("Amendment No. 25") to the Fund's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in order to add a new series to the Fund—Dreyfus Research Long/Short Equity Fund (the "New Series").

The New Series' investment objective is to seek to capital appreciation.  The New Series' investment objective is non-fundamental and may be changed by the Fund's board upon 60 days' prior notice to shareholders.  To pursue its goal, the New Series normally will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.  The New Series is designed to provide exposure to various global equity sectors using long/short strategies in seeking to produce excess returns with low correlations with, and less volatility than, major markets over a complete market cycle, typically a period of several years.  The New Series will invest in equity securities of domestic and foreign companies with market capitalizations generally above $250 million at time of purchase, including up to 25% of its net assets in issuers in emerging markets.  The New Series expects to maintain significant short positions in equity securities and equity-related instruments.  The New Series may use derivative instruments, such as options, futures and options on futures, contracts for difference, forward contracts, swaps (including total return swaps) and other derivative instruments, as a substitute for investing directly in an underlying asset, as an alternative to selling a security short, to increase returns, to manage foreign currency risk, as part of a hedging strategy, or for other purposes related to the management of the fund.

The New Series intends to offer four classes of shares—Class A, Class C, Class I and Class Y shares.  For Class A, Class C and Class I shares, the shareholder servicing fees, investor services and privileges and process for determining each class's net asset value will be the same as those of Class A, Class C and Class I shares of other similar funds in the Dreyfus Family of Funds.  Class Y shares will not be subject to an initial sales charge or any service or distribution fees, and no contingent deferred sales charge will be imposed on redemptions of Class Y shares.  The New Series, the New Series' investment adviser, The Dreyfus Corporation ("Dreyfus"), or the New Series' distributor or their affiliates will not make any shareholder servicing, sub-transfer agency, administrative or recordkeeping payments, nor will Dreyfus or the New Series' distributor or their affiliates provide any "revenue sharing" payments, with respect to Class Y shares.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of Amendment No. 25 in order to file certain exhibits, including management and distribution agreements, distribution, shareholder services and Rule 18f-3 plans and the consent of the Fund's independent registered public accounting firm, and to make certain other revisions.  The Fund's Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6141, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Janna Manes
Janna Manes

cc:           David Stephens

May 1, 2013

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	Dreyfus Manager Funds I
(Registration Nos: 333-106576 and 811-21386)

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant, on behalf of Dreyfus Research Long/Short Equity Fund, acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

DREYFUS MANAGER FUNDS I

By:	/s/ Janette Farragher
Janette Farragher
Vice President